Fees Summary	Aug. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,465,000
Total Fee Amount	340.42
Total Offset Amount	0
Net Fee	$ 340.42
Offset Table N/A	N/A